Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 21, 2019
Dividends relating to reporting year:
First interim ordinary dividend (in USD per share)	$ 0.0537	$ 0.2029	$ 0.2055
Second interim ordinary dividend (in USD per share)	0.1073	0.2597	0.4289
Total (in USD per share)	$ 0.1610	$ 0.4626	$ 0.6344
First interim ordinary dividend	$ 140	$ 528	$ 530
Second interim ordinary dividend	280	675	1,108
Total	$ 420	$ 1,203	$ 1,638
Dividends paid in reporting year:
First interim ordinary dividend (in USD per share)	$ 0.0537	$ 0.2029	$ 0.2055
Second interim ordinary dividend for prior year (in USD per share)	0.2597	0.4289	0.4379
Total (in USD per share)	$ 0.3134	$ 0.6318	$ 0.6434
Current year first interim ordinary dividend	$ 140	$ 526	$ 530
Second interim ordinary dividend for prior year	674	1,108	1,132
Total	$ 814	$ 1,634	$ 1,662
Dividend in specie				$ 7,379